Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investment [Abstract]
Equity Method Investments [Table Text Block]
Below is a table of equity investment activity (in thousands):

	Year Ended December 31,
	2020	2019
Beginning balance	$173,298	$92,281
Investment in Scorpio Tankers	—	—
Investment in 2020 Bulkers	—	1,500
Sale of investment in 2020 Bulkers	—	(1,547)
Special dividend of Scorpio Tankers shares to Company stockholders	—	(33,699)
Partial sale of investment in Scorpio Tankers	(42,711)	—
Gain (loss) from change in fair value of investment in Scorpio Tankers	(106,471)	114,716
Realized gain on investment in 2020 Bulkers	—	47
Equity investments at fair value	$24,116	$173,298
Dividend income from Scorpio Tankers common stock	$1,087	$2,163

Equity Investment, Summarized Financial Information [Table Text Block]	The following table represents summarized information regarding the Company’s equity investee as of December 31, 2020 and 2019 (in thousands):

	December 31, 2020	December 31, 2019
Total revenues	$915,892	$704,325
Operating income	245,334	129,972
Net loss	94,124	(48,490)

Current assets	$267,419	$302,978
Non-current assets	4,891,205	4,861,032
Total assets	$5,158,624	$5,164,010
Current liabilities	$406,175	$486,231
Non-current liabilities	2,686,681	2,700,790
Total liabilities	$3,092,856	$3,187,021